Cover Page	Jul. 31, 2020
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jul. 31, 2020
Entity File Number	001-09120
Entity Registrant Name	Public Service Enterprise Group Incorporated
Entity Incorporation, State or Country Code	NJ
Entity Tax Identification Number	22-2625848
Entity Address, Address Line One	80 Park Plaza
Entity Address, City or Town	Newark
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07102
City Area Code	973
Local Phone Number	430-7000
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000788784
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Public Service Electric and Gas Company [Member]
Entity Information [Line Items]
Entity File Number	001-00973
Entity Registrant Name	Public Service Electric and Gas Company
Entity Incorporation, State or Country Code	NJ
Entity Tax Identification Number	22-1212800
Entity Address, Address Line One	80 Park Plaza
Entity Address, City or Town	Newark
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07102
City Area Code	973
Local Phone Number	430-7000
Amendment Flag	false
Entity Central Index Key	0000081033
PSEG Power [Member]
Entity Information [Line Items]
Entity File Number	001-34232
Entity Registrant Name	PSEG Power LLC
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	22-3663480
Entity Address, Address Line One	80 Park Plaza
Entity Address, City or Town	Newark
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07102
City Area Code	973
Local Phone Number	430-7000
Amendment Flag	false
Entity Central Index Key	0001158659
Common Stock without par value [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common Stock without par value
Trading Symbol	PEG
Security Exchange Name	NYSE
First and Refunding Mortgage Bonds Nine Point Two Five Percent Series CC, Due Two Thousand Twenty One [Member] | Public Service Electric and Gas Company [Member]
Entity Information [Line Items]
Title of 12(b) Security	9.25% First and Refunding Mortgage Bonds, Series CC, due 2021
Trading Symbol	PEG21
Security Exchange Name	NYSE
First and Refunding Mortgage Bonds Eight Percent, Due Two Thousand Thirty Seven [Member] | Public Service Electric and Gas Company [Member]
Entity Information [Line Items]
Title of 12(b) Security	8.00% First and Refunding Mortgage Bonds, due 2037
Trading Symbol	PEG37D
Security Exchange Name	NYSE
First and Refunding Mortgage Bonds Five Percent, Due Two Thousand Thirty Seven [Member] | Public Service Electric and Gas Company [Member]
Entity Information [Line Items]
Title of 12(b) Security	5.00% First and Refunding Mortgage Bonds, due 2037
Trading Symbol	PEG37J
Security Exchange Name	NYSE
Senior Notes Eight Point Six Two Five Percent due Two Thousand Thirty One [Member] | PSEG Power [Member]
Entity Information [Line Items]
Title of 12(b) Security	8.625% Senior Notes, due 2031
Trading Symbol	PEG31
Security Exchange Name	NYSE